Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred tax liabilities	$ (378,927)	$ (220,960)
Deferred tax assets	29,695	11,207	[1]
Deferred tax liabilities	(408,622)	(232,167)	[1]
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(403,181)	(178,087)		$ (188,604)
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	(78,888)	(73,496)		(78,801)
Long-Term Debt
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	8,025	4,852		5,886
Employee Benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	43,821	10,634		7,449
Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	42,900	15,151		9,874
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	11,313	94		$ 14,603
Other
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets and liabilities	$ (2,917)	$ (108)

[1]	Recasted for change in accounting policy (see note 10)